LEASES - Lease cost (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LEASES
Operating lease cost	$ 14,222	$ 13,334	$ 27,815	$ 21,701	$ 6,389
Short-term lease cost	1,431	2,901	4,288	2,595	847
Variable lease cost	83	62	141	49	231
Total	$ 15,736	$ 16,297	$ 32,244	$ 24,345	$ 7,467